Exploration expenses (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Schedule of exploration and evaluation expenses

	Consolidated Successor For the year ended December 31, 2019	Consolidated Successor For the period from April 4, 2018 through December 31, 2018	Predecessor For the period from January 1, 2018 through April 3, 2018	Predecessor For the year ended December 31, 2017
Geological and geophysical expenses	676	637	44	320
Salaries and social security charges	—	—	74	642
Employee benefits	—	—	16	87

Total exploration expenses	676	637	134	1,049